Exhibit 99.1

GM Financial Automobile Leasing Trust 2022-1

2.65% Exchange Note

Class A-1 0.57055% Asset Backed Notes

Class A-2 1.50% Asset Backed Notes

Class A-3 1.90% Asset Backed Notes

Class A-4 1.96% Asset Backed Notes

Class B 2.23% Asset Backed Notes

Class C 2.64% Asset Backed Notes

Class D 0.00% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	06/01/24
End of Period:	06/30/24
Number of days in Interest Period (Actual/360):	32
Number of days in Collection Period:	30
Report Due Date:	07/18/24
Distribution Date:	07/22/24
Transaction Month:	29

				Original Agg.
2022-1 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	56,096	01/04/2022	02/23/2022	$1,646,121,605

Total	56,096			$1,646,121,605

RECONCILIATION OF 2022-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$312,445,594

{2}	Reduction in Agg. Securitization Value due to payments	{2}	3,785,771
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	634,863
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	46,768,316
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	51,188,950

{7}	End of period Aggregate Securitization Value		{7}	$261,256,644

{8}	Seller’s Exercise of 10% Option		{8}	$261,256,644

{9}	Pool Factor		{9}	15.871042%

RECONCILIATION OF 2022-1 EXCHANGE NOTE

{10}	Original Exchange Note Balance	{10}	$1,599,000,000

{11}	Beginning of period Exchange Note Balance	{11}	$265,323,989

{12}	Exchange Note Principal Payment Amount	{12}	57,249,633

{13}	With Optional Purchase, the Exchange Note shall be discharged and released	{13}	208,074,356

{14}	End of period Exchange Note Balance	{14}	$0

{15}	Note Pool Factor	{15}	0.000000%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2	Class A-3	Class A-4
{16}	Original Note Balance	{16}	$240,000,000	$496,000,000	$496,000,000	$103,000,000

{17}	Beginning of period Note Balance	{17}	$0	$0	$0	$0

{18}	Noteholders’ Principal Distributable Amount	{18}	0	0	0	0
{19}	Noteholders’ Accelerated Principal Amount	{19}	0	0	0	0
{20}	Aggregate Principal Parity Amount	{20}	0	0	0	0
{21}	Matured Principal Shortfall	{21}	0	0	0	0

{22}	End of period Note Balance	{22}	$0	$0	$0	$0

{23}	Note Pool Factor	{23}	0.000000%	0.000000%	0.000000%	0.000000%

			Class B	Class C	Class D	TOTAL
{24}	Original Note Balance	{24}	$71,610,000	$66,660,000	$41,160,000	$1,514,430,000

{25}	Beginning of period Note Balance	{25}	$48,244,041	$66,660,000	$41,160,000	$156,064,041

{26}	Noteholders’ Principal Distributable Amount	{26}	48,244,041	66,660,000	41,160,000	156,064,041
{27}	Noteholders’ Accelerated Principal Amount	{27}	0	0	0	0
{28}	Aggregate Principal Parity Amount	{28}	0	0	0	0
{29}	Matured Principal Shortfall	{29}	0	0	0	0

{30}	End of period Note Balance	{30}	$0	$0	$0	$0

{31}	Note Pool Factor	{31}	0.000000%	0.000000%	0.000000%	0.000000%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{32}	Beginning of period Designated Pool Balance		{32}	N/A

{33}	Ending Designated Pool Balance	{33}	261,256,644
{34}	Unpaid prior Exchange Note Principal Payment Amount	{34}	0
{35}	Sum of {33} + {34}		{35}	261,256,644

{36}	Exchange Note Principal Payment Amount {32} - {35}		{36}	N/A

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{37}	$265,323,989	$0	2.65%	30	30/360	$585,924

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{38}	2022-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{38}	$5,255,221
{39}	Net Liquidation Proceeds collected during period	{39}	52,840,707
{40}	Investment Earnings	{40}	265,962
{41}	Investment Earnings - transferred to Indenture Note Collection Account	{41}	(265,962)
{42}	Deposit from Servicer	{42}	0

{43}	Total Additions:		{43}	58,095,928

	Distributions:
{44}	To the Servicer, Designated Pool Servicing Fee	{44}	260,371
{45}	To the 2022-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{45}	585,924
{46}	To the 2022-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{46}	57,249,633
{47}	To the 2022-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{47}	0
{48}	To the 2022-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{48}	0

{49}	Total Distributions:		{49}	$58,095,928

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{50}	Beginning Agg. Securitization Value	{50}	N/A
{51}	Ending Agg. Securitization Value	{51}	261,256,644
{52}	Principal Distributable Amount {50} - {51}		{52}	N/A

{53}	Noteholders’ Principal Carryover Amount		{53}	0

{54}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{54}	N/A

{55}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{55}	0

{56}	Noteholders’ Principal Distributable Amount Lesser of {54} and {55}				{56}	N/A

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{57}	Class A-1	$0	$0	0.57055%	32	Actual/360	$0
{58}	Class A-2	$0	0	1.50%	30	30/360	0
{59}	Class A-3	$0	0	1.90%	30	30/360	0
{60}	Class A-4	$0	0	1.96%	30	30/360	0
{61}	Class B	$48,244,041	0	2.23%	30	30/360	89,654
{62}	Class C	$66,660,000	0	2.64%	30	30/360	146,652
{63}	Class D	$41,160,000	0	0.00%	30	30/360	0

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{64}	2022-1 Exchange Note Collections	{64}	$57,835,557
{65}	Investment Earnings	{65}	0
{66}	Investment Earnings - transferred from Exchange Note Collection Account	{66}	265,962
{67}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{67}	17,574
{68}	Optional Purchase Price	{68}	156,300,347
{69}	Indenture Section 5.4 disposition of Collateral	{69}	0
{70}	Available Funds:		{70}	214,419,440

{71}	Reserve Account Withdrawal Amount	{71}	4,115,304

{72}	Total Distributable Funds:		{72}	218,534,744

	Distributions:
{73}	To the Successor Servicer, unpaid transition expenses, pro rata	{73}	0
{74}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	417
{75}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{75}	208
{76}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{76}	0
{77}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78}	Class A-2 Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	0
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	0
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	89,654
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	146,652
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	0
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	156,064,041
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	62,233,772

{96}	Total Distributions:		{96}	$218,534,744

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$0	$261,256,644	$0	$218,534,119	$0
{98}	Class B	48,244,041	261,256,644	0	218,444,465	0
{99}	Class C	114,904,041	261,256,644	0	218,297,813	0
{100}	Class D	156,064,041	261,256,644	0	218,297,813	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$62,233,772
{102}	Beginning Note Balance	{102}	156,064,041
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	156,064,041
{104}	Pro-Forma Note Balance		{104}	0

{105}	Ending Aggregate Securitization Value	{105}	261,256,644
{106}	9.5% of Aggregate Securitization Value as of Cutoff ($156,381,553)	{106}	N/A
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	N/A

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	N/A

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	N/A

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$261,256,644
{111}	End of Period Note Balance	{111}	0
{112}	Overcollateralization	{112}	0
{113}	Overcollateralization %		{113}	0.00%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	261,256,644
{115}	End of Period Note Balance	{115}	0
{116}	Overcollateralization	{116}	261,256,644
{117}	Overcollateralization %		{117}	0.00%

RECONCILIATION OF 2022-1 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$4,115,304

{119}	Beginning of Period Reserve Account balance		{119}	$4,115,304
{120}	Investment Earnings	{120}	17,574
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	(4,132,878)
{123}	Total Reserve balance available:		{123}	0

{124}	Specified Reserve Balance		{124}	4,115,304

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	0

{126}	End of period Reserve Account balance		{126}	$0

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$1,282,435	0.49%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90%)	{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	July 17, 2024

GM Financial

GMALT 2022-1

Supplemental Monthly Data

June 30, 2024

	Aggregate Securitization Value	Residual Value
Beginning of Period	$312,445,594	$290,192,781
Change	(51,188,950)	(46,320,763)
End of Period	$261,256,644	$243,872,018

Residual Value as % of Agg. Securitization Value		93.35%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	11,337	257,096,573	98.41%
31 - 60 days	116	2,877,636	1.10%
61 - 90 days	35	949,608	0.36%
91 - 120 days	13	332,827	0.13%
Total	11,501	261,256,644	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	761	16,969,642	22,963	575,748,473
Standard terminations	804	17,897,292	15,080	319,077,418
Total retained by lessee	1,565	34,866,934	38,043	894,825,891
Returned Vehicles
Early terminations	217	4,344,191	2,146	43,241,837
Standard terminations	360	7,557,191	3,204	64,902,840
Total returned to dealer	577	11,901,382	5,350	108,144,677
Charged off leases / Repossessed vehicles	26	634,863	1,160	29,222,079
Repurchases	0	0	42	719,454
Other	0	0	0	0
Total terminations	2,168	47,403,179	44,595	1,032,912,101

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	288	5,757,634	1.84%

Deferments	2	79,541	0.03%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	634,863	29,222,079
less: Sales proceeds	737,829	31,402,779
less: Excess wear and excess mileage received	101	3,198
less: Other amounts received	0	0
Net Credit (Gain) Loss	(103,067)	(2,183,898)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	11,760,691	106,806,645
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	13,230,304	126,480,843
less: Excess wear and excess mileage received	130,979	899,346
less: Other recovery amounts	0	0
Residual (Gain) Loss	(1,600,592)	(20,573,544)

	Current Period	Prev. Month
Prepay Speed	1.2748%	1.4607%

Return Rate based on Scheduled to Terminate(2)	20.5777%	23.6732%

Return Rate based on Terminated Leases(3)	26.6144%	26.2485%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.